Financial Instruments and Related Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [Table Text Block]
	December 31, 2021			December 31, 2020
		Fair value measurement			Fair value measurement
	Carrying value	Level 1	Level 2	Carrying value	Level 1	Level 2
Financial assets

Marketable securities (Note 14)	$26,486	$22,531	$3,955	$36,319	$30,996	$5,323

Disclosure of detailed information about capital risk management [Table Text Block]

	December 31, 2021	December 31, 2020
Equity	$1,410,971	$850,236
Debt facilities	181,233	152,708
Lease liabilities	39,861	20,575
Less: cash and cash equivalents	(237,926)	(238,578)
	$1,394,139	$784,941

Disclosure of detailed information about financial liabilities [Table Text Block]
	Carrying Amount	Contractual Cash Flows	Less than 1 year	2 to 3 years	4 to 5 years	After 5 years
Trade and other payables	$120,666	$120,666	$120,666	$—	$—	$—
Debt facilities	181,233	234,666	1,216	1,725	231,725	—
Lease liabilities	39,861	44,561	11,252	21,312	10,752	1,245
Other liabilities	5,797	5,797	—	—	—	5,797
	$347,557	$405,690	$133,134	$23,037	$242,477	$7,042

Disclosure of detailed information about currency risk [Table Text Block]
	December 31, 2021
	Cash and cash equivalents	Restricted cash	Value added taxes receivable	Other financial assets	Trade and other payables	Trade and other receivables	Net assets (liabilities) exposure	Effect of +/- 10% change in currency
Canadian dollar	$52,978	$12,574	$—	$7,644	($3,547)	$90	$69,739	$6,974
Mexican peso	36,575	48,010	42,979	—	(47,023)	—	80,541	8,054
	$89,553	$60,584	$42,979	$7,644	($50,570)	$90	$150,280	$15,028

Disclosure of detailed information about price risk [Table Text Block]
	December 31, 2021
	Effect of +/- 10% change in metal prices
	Silver	Gold	Total

Metals in doré inventory	$2,217	$571	$2,788
	$2,217	$571	$2,788